FAIR VALUE MEASUREMENTS (Fair Value Of Rap Cap Derivative) (Details) - Interest Rate Cap ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
FAIR VALUE MEASUREMENTS
Cancellation	¥ (12,142)
Balance at December 31,	¥ 12,142